Goodwill and Acquired Intangible Assets - Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 13,844	$ 13,780
Goodwill Acquired/ Adjusted	134	65
Foreign Currency Translation	2	(1)
Goodwill, ending balance	13,980	13,844
Global Business Solutions
Goodwill [Roll Forward]
Goodwill, beginning balance	9,690	9,691
Goodwill Acquired/ Adjusted	134	0
Foreign Currency Translation	1	(1)
Goodwill, ending balance	9,825	9,690
Consumer
Goodwill [Roll Forward]
Goodwill, beginning balance	4,154	4,089
Goodwill Acquired/ Adjusted	0	65
Foreign Currency Translation	1	0
Goodwill, ending balance	$ 4,155	$ 4,154
Goodwill net of accumulated impairment losses			$ 114